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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Tax-Free National Fund

Portfolio of Investments - December 31, 2006 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.0% of Net Assets

		ARIZONA: 11.8%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$125,000	$128,849
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	102,958
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	144,964
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	234,043
Aa3	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	244,922
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	259,898
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	35,000	37,140
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	269,590
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	284,077
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	76,770
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	100,881
Aaa	AAA	Northern Arizona University, 5%, 9/1/23	150,000	161,106
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	101,281
Aaa	AAA	Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	52,634
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	256,075
Aaa	AAA	Pima County Unified School District #10 (Amphitheater),(Prerefunded 7/01/09 @100) (FGIC Insured), 5.1%, 7/1/11	190,000	196,688
Aa2	AAA	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	241,736
Aa3	AA	Tucson Recreational Facility Improvements (Prerefunded 7/01/09 @100), 5.25%, 7/1/19	250,000	259,382
Aa3	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	103,754
Aaa	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100)(FGIC Insured), 5.8%, 6/1/24	275,000	291,475

		FLORIDA: 10.2%
Aaa	AAA	Emerald Coast Utilities Authority Revenue Bond, (FGIC Insured), 5%, 1/1/25	1,010,000	1,065,399
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,185,580
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/1/23	750,000	804,255

		ILLINOIS: 8.3%
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	371,850
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,051,090
Aaa	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5% 12/30/24	1,000,000	1,062,500

		KANSAS: 1.8%
Aa2	AAA	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	531,575

		MARYLAND: 0.3%
Aaa	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	85,000	96,238

		MASSACHUSETTS: 3.9%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,165,350

		MICHIGAN: 4.1%
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	458,114
Aaa	AAA	Charles Stewart Mott Community College, (MBIA Insured) 5%, 5/1/18	720,000	776,333

		MISSISSIPPI: 4.1%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	618,695
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	615,190

		MISSOURI: 21.0%
nr	AAA	Camdenton Reorg School District Nor-III, Camden County Certificate Participation, (FSA Insured), 5%, 3/1/20	500,000	530,110
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	315,402
Aa3	nr	Jackson County Public Building Corp. Leasehold Revenue, (Prerefunded 11/01/08 @101), 5.1%, 11/1/12	200,000	207,224
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	322,515
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	141,176
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	212,902
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	337,438
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	316,284
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	374,783
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	76,028
Aa1	AA+	Missouri State Board Public Buildings, 5.5% 10/15/13	300,000	332,862
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond 5%, 11/1/09	500,000	518,345
Aaa	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	265,205
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	331,487
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	308,334
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	300,942
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	293,505
nr	AAA	St Louis County, Mortgage Revenue Bond 5.65%, 2/1/20	500,000	577,270
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	239,006
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (Prerefunded 2/15/10 @ $101)(AMBAC Insured), 5.75%, 2/15/17	300,000	321,327

		NEW JERSEY: 3.3%
Aaa	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	992,613

		NORTH CAROLINA: 11.7%
Aaa	AAA	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	864,368
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	538,245
Baa1	nr	North Carolina Medical Care Community Revenue, 5.5%, 10/1/24	500,000	539,970
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	611,594
Aaa	AAA	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	960,541

		NORTH DAKOTA: 1.8%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	552,835

		PENNSYLVANIA: 3.9%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,165,740

		PUERTO RICO: 0.5%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	153,942

		TEXAS: 5.7%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	361,190
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,363,686

		VIRGINIA: 2.3%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	537,845
Aaa	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond, (AMBAC Insured), 5%, 7/15/16	150,000	164,907

		WASHINGTON: 3.3%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	656,727
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	338,748

		TOTAL INVESTMENTS (Cost $28,290,276)		$29,475,488

		CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of Net Assets		581,447

		NET ASSETS: 100%		$30,056,935

Virginia Tax-Free Fund

Portfolio of Investments - December 31, 2006 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.4% of Net Assets

		ECONOMIC DEVELOPMENT: 3.0%
Aa2	AA	Newport News Economic Development Authority Revenue, 5% 7/1/25	$745,000	$796,070

		EDUCATION: 12.9%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/01/21	1,000,000	1,073,920
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	511,140
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	933,039
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	840,782

		GENERAL OBLIGATION: 16.5%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	220,054
Aaa	AAA	Culpeper County, (Prerefunded 1/15/10 @ 101) 6%, 1/15/21	400,000	430,676
Aaa	AA+	Loudoun County, (Prerefunded 5/1/12 @ 100) 5.25%, 5/1/13	620,000	667,895
Aaa	AA+	Loudoun County, 5%, 10/1/13	500,000	541,235
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,000,000	1,074,940
Aaa	AAA	Richmond, 5%, 7/15/23	750,000	799,853
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	575,278

		HOSPITAL: 8.0%
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	261,335

Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	688,442
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	545,655
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	585,490

		HOUSING: 7.3%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	437,265
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	153,942
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,318,937

		INDUSTRIAL DEVELOPMENT: 9.8%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,051,040
Aaa	AAA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	504,900
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5% 8/1/25	1,000,000	1,015,620

		LEASING AND OTHER FACILITIES: 13.4%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	542,585
Aa1	AA+	Fairfax County Economic Development Authority Lease Revenue, 5%, 5/15/15	1,000,000	1,086,740
Aaa	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	800,873
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,077,800

		MUNICIPAL OTHER: 10.1%
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	536,655
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,089,430
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,021,680

		TRANSPORTATION: 7.7%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	378,357
Aa2	AA	Virginia Commonwealth Transportation Board, 5.00% 9/27/12	750,000	802,290
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	800,000	834,328

		WATER & WASTE: 9.7%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	624,435
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	767,431
Aaa	AAA/A-1	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,131,290

		TOTAL INVESTMENTS (Cost $25,039,030)		$25,721,402

		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of Net Assets		409,678

		NET ASSETS: 100%		$26,131,080

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 16, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 16, 2007